Rachael M. Zufall
Senior Director Associate General Counsel 8500 Andrew Carnegie Boulevard Charlotte, NC 28262 T 704-988-4446 F 704-988-1615 rzufall@tiaa-cref.org

September 4, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.

Washington, D.C. 20549

Re: TIAA-CREF Funds Post-Effective Amendment No. 86 to the Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

Ladies and Gentlemen:

On behalf of the TIAA-CREF Funds (the “Funds”), we have attached for filing Post-Effective Amendment No. 86 to the above-captioned registration statement on Form N-1A (“Amendment No. 86”), including exhibits.

The main purpose of Amendment No. 86 is to make the initial 485A filing needed to launch a new share class for many series of the TIAA-CREF Funds.

If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-4446.

Sincerely,

/s/ Rachael M. Zufall
Rachael M. Zufall